Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents, Noncurrent, Total	$ 1,696	$ 3,885
Asset Retirement Obligation, Ending Balance	$ 100	$ 100
Land and Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Land and Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years